Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Operating activities:
Net income (loss)	$ (3,251)	$ 20,065	$ 14,211	[1]	$ (29,739)	[1]
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	19	127	160		307
Stock-based compensation	2,734	344	499		646
Gain on disposal of assets			(324)		(16)
Loss on debt extinguishment	492	0
(Gain) loss on change in fair value of warrant liability	(213)	68	(9)		20
Gain on change in fair value of earn-out liability	(17,790)
Non-cash interest expense	221	93	122		113
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,249)	447	90		1,200
Other assets	(950)				431
Accounts payable	(26)	560	(251)		(727)
Accrued expenses	1,145	(434)	(665)		249
Operating lease right-of-use assets and liabilities, net	(12)	(10)	2		(82)
Contract liabilities		42
Net cash provided by (used in) operating activities	(19,880)	21,302	13,835		(27,598)
Investing activities:
Proceeds from sale of fixed assets	607				88
Purchases of property and equipment	(6)		(154)		(4)
Net cash (used in) provided by investing activities	601		(154)		84
Financing activities:
Proceeds from issuance of common stock options	78	108	108
Issuance of term loans, net of issuance costs	19,835
Repayment of term loans	(13,940)	(500)	(2,000)
Proceeds from Business Combination, net of offering costs paid (see Note 3)	52,858
Repurchase of unvested early exercise shares					(86)
Proceeds from issuance of preferred stock					20,422
Payment of offering costs					(93)
Net cash (used in) provided by financing activities	58,831	(392)	(1,892)		20,243
Net increase in cash and cash equivalents	39,552	20,910
Cash and cash equivalents at beginning of period	15,216	3,427	3,427
Cash and cash equivalents at end of period	54,768	24,337	15,216		3,427
Net increase (decrease) in cash and cash equivalents			11,789		(7,271)
Cash and cash equivalents at beginning of period	15,216	3,427	3,427		10,698
Cash and cash equivalents at end of period			15,216		3,427
Supplemental disclosure of cash flow information
Interest paid	951	745	975		1,042
Extinguishment of convertible preferred stock		$ 269			16,023
Sales of property and equipment recorded as a receivable			607
Operating lease liabilities arising from obtaining right-of-use assets			$ 375		$ 1,177
Conversion of preferred stock into common stock	133,224
Cashless warrant exercise	$ 857

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.